Investment Strategy	Dec. 22, 2025
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective, utilizing a “fund of funds structure”, by allocating assets among worldwide market segments based on the Adviser’s research and analysis regarding market trends. A market trend is the movement of a financial market in a particular direction over time. “Worldwide” means developed and emerging markets, as those terms are defined below.

The Fund invests its assets (plus the amount of borrowings, if any) in long and short positions in unaffiliated exchange-traded funds (“ETFs”), open-end and closed-end mutual funds (together with ETFs, the “Underlying Funds”) and derivative instruments. The Fund primarily takes long and short positions in Underlying Funds and derivatives instruments in domestic and worldwide markets. The Fund takes a long position by buying shares of Underlying Funds or derivative instruments when the Adviser believes those assets will increase in value. The Fund takes a short position by selling those assets when the Adviser believes they will decrease in value.

The Fund invests primarily in:

(1)	Underlying Funds that invest in or are otherwise exposed to developed and emerging markets, which are countries listed on the MSCI All World Country Index and MSCI Emerging Markets Index;

(2)	derivative instruments, either directly or indirectly, including options and futures, designed to substitute for or replicate some or all of the features of the Underlying Funds; and

(3)	U.S. or foreign cash equivalents, without limitation, as collateral for derivative instruments or as a temporary defensive measure during periods of market volatility.

The Adviser seeks to manage risk by hedging the Fund’s investment portfolio when it believes security prices will decline. The Adviser hedges the Fund’s portfolio by:

(i)	increasing allocations to cash equivalents or U.S. Treasury securities; and

(ii)	selling short Underlying Funds or derivative instruments the Adviser believes have a high correlation to the Fund’s core holdings. Correlation is the measure of the similarity between two assets.

Generally, the Adviser does not attempt to evaluate individual securities held by the Underlying Funds.

Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective, utilizing a “fund of funds” structure, by allocating assets among various strategies based on the adviser’s research and analysis regarding market trends. A market trend is the movement of a financial market in a particular direction over time. Under normal market conditions, the Fund invests, directly or indirectly through unaffiliated exchange-traded funds (“ETFs”) and mutual funds (together with ETFs, “Underlying Funds”), at least 80% of its net assets (plus the amount of borrowings, if any) in long and short positions in equity securities. The Fund takes a long position, or purchases shares of a security, when the adviser believes a security will increase in value, and a short position, or sells shares of borrowed stock, when the adviser believes the value of a security will decrease. The Fund takes long and short positions in securities that are highly correlated to major U.S. equity indices based on long, intermediate, and short-term trends.

At least 80% of the Fund’s assets is invested in:

(1)	U.S. or foreign equity securities of any market capitalization including Underlying Funds that primarily invest in or are otherwise exposed to domestic and foreign equity securities; and

(2)	derivative instruments, including options, futures, and total return swaps, designed to replicate some or all of the features of an underlying portfolio of equity securities.

The Fund may also invest in U.S. or foreign cash equivalents including money market funds and treasuries.

The adviser seeks to achieve the Fund’s secondary objective by managing risk through hedging the Fund’s investment portfolio when it believes security prices will decline. The adviser hedges the Fund’s portfolio by:

(i)	increasing allocations to cash equivalents or U.S. Treasury securities;

(ii)	purchasing inverse mutual funds or inverse ETFs; and

(iii)	selling short ETFs or securities the adviser believes have demonstrated a high correlation to the broader equity indices.

The Fund may invest in inverse funds linked to equity securities or indices when the adviser believes this strategy will provide an effective hedge to manage risk for the Fund’s equity investments.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and price trends, of equity markets in an effort to achieve the Fund’s objective through proper allocation of the Fund’s portfolio securities. The adviser’s decisions to buy or sell a Fund holding are made based on adviser-developed trend and risk models that evaluate current market conditions, and this analysis guides the adviser’s determination of the appropriate exposure level to the equity market. The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the equity market.

Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective, utilizing a “fund of funds structure”, by allocating assets among worldwide market segments based on the Adviser’s research and analysis regarding market trends. A market trend is the movement of a financial market in a particular direction over time. “Worldwide” means developed and emerging markets, as those terms are defined below.

The Fund invests its assets (plus the amount of borrowings, if any) in long and short positions in unaffiliated exchange-traded funds (“ETFs”), open-end and closed-end mutual funds (together with ETFs, the “Underlying Funds”) and derivative instruments. The Fund primarily takes long and short positions in Underlying Funds and derivatives instruments, in domestic and worldwide markets. The Fund takes a long position by buying shares of Underlying Funds, or derivative instruments, when the Adviser believes those assets will increase in value. The Fund takes a short position by selling those assets when the Adviser believes they will decrease in value.

The Fund invests primarily in:

(1)	Underlying Funds that invest in or are otherwise exposed to developed and emerging markets, which are countries listed on the MSCI All World Country Index and MSCI Emerging Markets Index;

(2)	derivative instruments, either directly or indirectly, including options and futures, designed to substitute for or replicate some or all of the features of the Underlying Funds; and

(3)	U.S. or foreign cash equivalents, without limitation, as collateral for derivative instruments or as a temporary defensive measure during periods of market volatility.

The Adviser seeks to manage risk by hedging the Fund’s investment portfolio when it believes security prices will decline. The Adviser hedges the Fund’s portfolio by:

(i)	increasing allocations to cash equivalents or U.S. Treasury securities; and

(ii)	selling short Underlying Funds or derivative instruments the Adviser believes have a high correlation to the Fund’s core holdings. Correlation is the measure of the similarity between two assets.

Generally, the Adviser does not attempt to evaluate individual securities held by the Underlying Funds.

Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective, utilizing a “fund of funds” structure, by allocating assets among various strategies based on the adviser’s research and analysis regarding market trends. A market trend is the movement of a financial market in a particular direction over time. Under normal market conditions, the Fund invests, directly or indirectly through unaffiliated exchange-traded funds (“ETFs”) and mutual funds (together with ETFs, “Underlying Funds”), at least 80% of its net assets (plus the amount of borrowings, if any) in long and short positions in equity securities. The Fund takes a long position, or purchases shares of a security, when the adviser believes a security will increase in value, and a short position, or sells shares of borrowed stock, when the adviser believes the value of a security will decrease. The Fund takes long and short positions in securities that are highly correlated to major U.S. equity indices based on long, intermediate, and short-term trends.

At least 80% of the Fund’s assets is invested in:

(1)	U.S. or foreign equity securities of any market capitalization including Underlying Funds that primarily invest in or are otherwise exposed to domestic and foreign equity securities; and

(2)	derivative instruments, including options, futures, and total return swaps, designed to replicate some or all of the features of an underlying portfolio of equity securities.

The Fund may also invest in U.S. or foreign cash equivalents including money market funds and treasuries.

The adviser seeks to achieve the Fund’s secondary objective by managing risk through hedging the Fund’s investment portfolio when it believes security prices will decline. The adviser hedges the Fund’s portfolio by:

(i)	increasing allocations to cash equivalents or U.S. Treasury securities;

(ii)	purchasing inverse mutual funds or inverse ETFs; and

(iii)	selling short ETFs or securities the adviser believes have demonstrated a high correlation to the broader equity indices.

The Fund may invest in inverse funds linked to equity securities or indices when the adviser believes this strategy will provide an effective hedge to manage risk for the Fund’s equity investments.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and price trends, of equity markets in an effort to achieve the Fund’s objective through proper allocation of the Fund’s portfolio securities. The adviser’s decisions to buy or sell a Fund holding are made based on adviser-developed trend and risk models that evaluate current market conditions, and this analysis guides the adviser’s determination of the appropriate exposure level to the equity market. The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the equity market.